UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-576

Northeast Investors Trust
(exact name of registrant as specified in charter)

150 Federal Street, Room 1000
Boston, MA 02110
(adress of principal executive offices)

David Randall
150 Federal St, Room 1000
Boston, MA 02110
(name and address of agent for service)

Registrant's telephone number, including area code:     617-523-3588

Date of fiscal year end:  September 30, 2005

Date of reporting period ending:  June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

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                                       Proxy Voting History File Listing
                                       NORTHEAST INVESTORS TRUST
                                       Meeting Date:  8/25/2004
                                       Name: DENNYS CORPORATION
                                       CUSIP: 24869P104
                                       Ticker: DNYY
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     APPROVE AN AMENDMENT TO THE RESTATED CERTIFICATE    ISSUER        FOR        FOR
                       OF INC. OF DENNYS TO INCREASE THE NUMBER OF
                       AUTHORIZED SHARES OF COMMON STOCK FROM 100,000,000
                       TO 135,000,000
               002     PROPOSAL TO APPROVE THE DENNYS CORP INCENTIVE PLAN  ISSUER        AGAINST    FOR

                                       Meeting Date:  4/15/2005
                                       Name: STERLING CHEMICALS SR NTS
                                       CUSIP: 859166AA8
                                       Ticker:
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR
               003     PROPOSAL-INCREASE CAPITAL STOCK AND COMMON STOCK    ISSUER        FOR        FOR

                                       Meeting Date:  4/15/2005
                                       Name: STERLING CHEMICAL HOLDINGS
                                       CUSIP: 859166100
                                       Ticker: SCHI
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR
               003     PROPOSAL TO INCREASE THE NUMBER OF AUTHORIZED       ISSUER        FOR        FOR
                       SHARES OF CAPITAL STOCK AND NUMBER OF SHARES OF
                       COMMON STOCK

                                       Meeting Date:  4/26/2005
                                       Name: CHUBB CORPORATION
                                       CUSIP: 171232101
                                       Ticker: CB
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR

                                       Meeting Date:  4/28/2005
                                       Name: LODGIAN INC COMMON STOCK
                                       CUSIP: 54021P403
                                       Ticker: LGN
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR

                                       Meeting Date:  4/28/2005
                                       Name: WALTER INDUSTRIES INC
                                       CUSIP: 93317Q105
                                       Ticker: WLT
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR

                                       Meeting Date:  5/06/2005
                                       Name: ZIONS BANCORPORATION
                                       CUSIP: 989701107
                                       Ticker: ZION
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     TO APPROVE THE 2005 STOCK OPTION AND INCENTIVE      ISSUER        AGAINST    FOR
                       PLAN
               003     TO APPROVE THE 2005 MANAGEMENT INCENTIVE PLAN       ISSUER        AGAINST    FOR
               004     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR
               005     TO TRANSACT ANY OTHER BUSINESS AS MAY COME          ISSUER        FOR        FOR
                       BEFORE THE MEETING

                                       Meeting Date:  5/11/2005
                                       Name: DARLING INTERNATIONAL INC
                                       CUSIP: 237266101
                                       Ticker: DAR
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     APPROVAL OF 2004 OMNIBUS INCENTIVE PLAN             ISSUER        AGAINST    FOR

                                       Meeting Date:  5/11/2005
                                       Name: SMURFIT-STONE CONT CORP
                                       CUSIP: 832727101
                                       Ticker: SSCC
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
                       (WITHHOLD 10 SMITHBURG)
               002     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR

                                       Meeting Date:  5/12/2005
                                       Name: PIONEER COMPANIES INC.
                                       CUSIP: 723643300
                                       Ticker: PONR
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR

                                       Meeting Date:  5/17/2005
                                       Name: JPMORGAN CHASE & CO
                                       CUSIP: 46625H100
                                       Ticker: JPM
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR
               003     PROPOSAL- LONG-TERM INCENTIVE PLAN                  ISSUER        AGAINST    FOR
               004     PROPOSAL- DIRECTOR TERM LIMITS                      ISSUER        FOR        AGAINST
               005     PROPOSAL- SEPARATION OF CHAIRMAN AND CEO            ISSUER        AGAINST    AGAINST
               006     PROPOSAL- COMPETITIVE PAY                           ISSUER        AGAINST    AGAINST
               007     PROPOSAL- RECOUP UNEARNED BONUSES                   ISSUER        AGAINST    AGAINST

                                       Meeting Date:  5/18/2005
                                       Name: POLYMER COMMON STOCK CL A
                                       CUSIP: 731745204
                                       Ticker: POLGA
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     PROPOSAL- APPROVE AMENDMENTS TO STOCK OPTION PLAN   ISSUER        AGAINST    FOR
               003     PROPOSAL- APPROVE SHORT-TERM INCENTIVE COMP PLAN    ISSUER        AGAINST    FOR
               004     PROPOSAL- APPROVE ADOPTION OF 2005 STOCK OPTION     ISSUER        AGAINST    FOR
                       PLAN

                                       Meeting Date:  5/18/2005
                                       Name: POLYMER INC PFD STOCK
                                       CUSIP: 731745501
                                       Ticker:
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     PROPOSAL- APPROVE AMENDMENTS TO 2003 STOCK OPTION   ISSUER        AGAINST    FOR
                       PLAN
               003     PROPOSAL- APPROVE ADOPTION OF SHORT-TERM INCENTIVE  ISSUER        AGAINST    FOR
                       COMP. PLAN
               004     PROPOSAL- APPROVE THE ADOPTION OF THE 2005 STOCK    ISSUER        AGAINST    FOR
                       OPTION PLAN

                                       Meeting Date:  5/19/2005
                                       Name: KRONOS WORLDWIDE
                                       CUSIP: 50105F105
                                       Ticker: KRON
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     PROXIES ARE AUTHORIZED TO VOTE UPON OTHER BUSINESS  ISSUER        FOR        FOR

                                       Meeting Date:  5/19/2005
                                       Name: NL INDUSTRIES
                                       CUSIP: 629156407
                                       Ticker: NL
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     PROPOSAL- PROXIES ARE AUTHORIZED TO VOTE ON OTHER   ISSUER        FOR        FOR
                       BUSINESS

                                       Meeting Date:  5/25/2005
                                       Name: DENNYS CORPORATION
                                       CUSIP: 24869P104
                                       Ticker: DENN
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR
               003     PROPOSAL TO APPROVE AN AMENDMENT TO THE INCENTIVE   ISSUER        AGAINST    FOR
                       PLAN

                                       Meeting Date:  5/25/2005
                                       Name: MAXXAM INC
                                       CUSIP: 577913106
                                       Ticker: MXM
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR

                                       Meeting Date:  5/26/2005
                                       Name: CHIQUITA BRANDS INTL
                                       CUSIP: 170032809
                                       Ticker: CQB
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR

                                       Meeting Date:  5/27/2005
                                       Name: DICTAPHONE COMMON STOCK
                                       CUSIP: 253588107
                                       Ticker: DCTA
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     DISCRETION TO ANY OTHER BUSINESS THAT MAY COME      ISSUER        FOR        FOR
                       BEFORE THE MEETING

                                       Meeting Date:  6/09/2005
                                       Name: PATHMARK STORES INC.
                                       CUSIP: 70322A101
                                       Ticker: PTMK
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     TO APPROVE THE ISSUANCE TO CERTAIN INVESTMENT       ISSUER        FOR        FOR
                       FUNDS AFFILIATED WITH THE YUCAIPA COS. FOR CASH
                       PURCHASE PRICE OF $150,000,000 AS DESCRIBED IN
                       PROXY STATEMENT

                                       Meeting Date:  6/16/2005
                                       Name: CONTINENTAL AIRLINES CLASS B
                                       CUSIP: 210795308
                                       Ticker: CAL
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     PROPOSAL TO RE-APPROVE MATERIAL TERMS OF THE        ISSUER        AGAINST    FOR
                       PERFORMANCE GOAL
               003     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
   (Registrant) Northeast Investors Trust
   By (Signature and Title)* Bruce Monrad, Chairman (Principal Executive Officer)
   Date August    , 2005
   * Print the name and title of each signing officer under his or her signature
   By the Commission

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